UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21401

Sycuan Funds

                                                             (Exact name of registrant as specified in charter)

3007 Dehesa Road, El Cajon, CA 92019

                                                                                     (Address of principal executive offices)

                                                             (Zip code)

John Tang

3007 Dehesa Road, El Cajon, CA 92019

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sycuan US Value Fund

ANNUAL REPORT

September 30, 2004

Sycuan U.S. Value Fund

Annual Commentary

October 10, 2003 - September 30, 2004

The Fund

From the Sycuan U.S. Value Fund's inception on October 10, 2003 through September 30, 2004, the Fund gained 12.23%.  For the same period, the Russell 1000 Value Index advanced 15.56%.

Gains among holdings in the oil and gas and diversified telecom services industries tended to boost returns.  Among the better-performing holdings in these industries were Sprint and SBC (diversified telecom services) and El Paso and Ashland (oil & gas).

Declines for holdings in the pharmaceuticals and airlines industries tended to weigh on performance. Positions in these industries declining in the period included Merck (pharmaceuticals), Delta Airlines (airlines), and AMR (airlines).

At the fund's inception, we established a wide range of positions at prices that we consider attractive.  Later, we sold select holdings, including Eastman Kodak (leisure equipment & products) to pursue other investment opportunities, and Boeing (aerospace & defense) as its market price advanced toward our estimate of its fair value.  We used the proceeds of these sales to add to existing holdings and to establish new positions at compelling prices.

As of September 30, 2004, the Fund's most significant weighting was in the diversified telecom services industry.

Our goal is to receive solid, long-term results by investing in what we believe to be sound businesses trading at significant discounts to their true, underlying worth.  Often, we tend to invest in companies that are out of favor and declining in price.  For instance, as a result of our investment process, we purchased select airline companies as pessimism surrounded the airline industry amid high oil prices and decreased earnings. As a bottom-up manager, we evaluate each company from the perspective of a long-term market cycle of three to five years. We avoid short-term, macro-economic forecasts, concentrating on company-specific fundamentals.  Thus, in the short term, returns may be different from the broader market.

We believe this short-term pessimism creates opportunities, and that the consistent application of our philosophy will reward patient investors over the long-term.

The Markets

For the period of October 10, 2003 through September 30, 2004, U.S. stock indices tended to advance. The S&P 500 advanced 9.13%, the Dow Jones Industrial Average gained 6.34% and the technology-heavy Nasdaq Composite fell 0.45%.

Across U.S. markets, economic data remained mixed.  The Commerce Department revised its measure of GDP growth for the second quarter down to 2.8% from 3.0%, citing higher import and lower export levels than initially estimated. The U.S. current account deficit climbed to $166 billion, a level unprecedented in dollar terms and relative to the size of the economy.  In addition, oil prices topped $50 per barrel.

Despite these developments, Fed Chairman Alan Greenspan provided a positive assessment of the economy, and the Federal Reserve Board raised interest rates three times in the period to 1.75%.

Current Strategy

2004 Annual Report 1

Current Strategy

As a bottom-up manager, we do not make top-down projections for sectors, industries, the economy, or interest rates.  We choose our equities one company at a time based on a comprehensive review of their fundamental strengths with an eye to understanding the nature of their businesses and an estimate of their long-term intrinsic values.  Applied in the United States the same way we apply it around the world, we believe our investment process continues to uncover promising opportunities.  In our opinion, the strengths of our portfolio holdings inspire optimism for long-term outperformance.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security.  It should not be assumed that any security transactions, holdings, or sector discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein.  Please note that all indices are unmanaged and are not available for direct investment; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

For more complete information on the Fund, obtain a prospectus from the transfer agent at 1-877-59-FUNDS and read it carefully before investing. The principal value and investment returns of an investment will fluctuate so that shares when redeemed may be worth more or less than the original cost.

2004 Annual Report  2

Sycuan US Value Fund

PERFORMANCE INFORMATION

September 30, 2004 NAV $11.21

Total returns from October 10, 2003 to September 30, 2004  (Fund inception October 10, 2003)

Total Return(A)

Sycuan US Value Fund

                            12.23%

Russell 1000 Value Index(B)

    15.56%

Standard & Poor’s 500 Index(C)

      9.13%

(A)Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B)The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth rates.  It includes the reinvestment of dividends  and income, but does not reflect fees, brokerage commissions, or other expenses of investing.

(C)The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. It includes the reinvestment of dividends  and income, but does not reflect fees, brokerage commissions, or other expenses of investing.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2004 Annual Report  3

Sycuan US Value Fund

             Sycuan Fund By Industry Sectors

                 Industry Sector                                                                      Percentage of Total Assets

 1. Diversified Telecom. Services

            15.51%

 2. Pharmaceuticals

12.92%

 3. Food & Staples Retailing

10.14%

 4. Tobacco

  5.91%
             5. Insurance                                                                                                       5.83%
             6. IT Services                                                                                                     5.47%
             7. Oil & Gas                                                                                                       4.90%
             8. Automobiles                                                                                                   4.38%
             9. Health Care Providers & Services                                                                     3.70%

            10. Computers & Peripherals

  3.11%

            11. Semiconductors & Equipment

              3.02%

            12. Auto Components

  2.89%

            13. Household Durables

  2.82%

            14. Specialty Retail

  2.17%

            15. Communication Equipment

  2.14%

            16. Office Electronics

  2.08%

            17. Cash & Equivalents Net of Liabilities in Excess of Other Assets

              2.06%

            18. Capital Markets

  1.89%

            19. Multi-Utilities

  1.59%

            20. Diversified Financial Services

              1.44%

            21. Multiline Retail

  1.26%

            22. Chemicals

  1.02%

            23. Electric Utilities

  0.96%

            24. Food Products

              0.96%

            25. Commercial Services & Supplies

              0.95%

            26. Airlines

  0.88%

2004 Annual Report  4

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on March 31, 2004 and held through September 30, 2004.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

            Expenses Paid

        Beginning                    Ending

                       During the Period*

     Account Value           Account Value            March 31, 2004 to

                                                     March 31, 2004     September 30, 2004       September 30, 2004

Actual                                   $1,000.00                    $999.11                          $7.50

Hypothetical                          $1,000.00                 $1,017.50                           $7.57

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by  the average account value over the period, multiplied by 183/366 ( to reflect the one-half year period).

2004 Annual Report  5

Sycuan US Value Fund

		Schedule of Investments
		September 30, 2004

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Airlines
920	AMR Corp *	6,744
1,510	Delta Air Lines, Inc. *	4,968
		11,712	0.88%

Auto Components
1,260	Delphi Corp.	11,705
2,480	Goodyear Tire & Rubber *	26,635
		38,340	2.89%

Automobiles
2,380	Ford Motor Co.	33,439
580	General Motors Corp.	24,638
		58,077	4.38%

Capital Markets
630	JP Morgan Chase and Co.	25,030	1.89%

Chemicals
530	Great Lakes Chemical Corp.	13,568	1.02%

Commercial Services & Supplies
460	Waste Management, Inc.	12,576	0.95%

Communication Equipment
8,940	Lucent Technologies *	28,340	2.14%

Computers & Peripherals
2,200	Hewlett Packard Company	41,250	3.11%

Diversified Financial Services
510	CIT Group Inc.	19,069	1.44%

Diversified Telecom. Services
1,170	AT& T Corp.	16,754
2,080	BellSouth Corporation	56,410
2,250	Sprint Corporation	45,293
2,160	SBC Communications, Inc.	56,052
800	Verizon Communications	31,504
		206,013	15.51%

Electric Utilities
400	American Electric Power Co. Inc.	12,784	0.96%

Food & Staples Retailing
2,000	Albertson's Inc.	47,860
2,470	Kroger Co.*	38,334
2,510	Safeway Inc. *	48,468
		134,662	10.14%

Food Products
400	Kraft Foods, Inc.	12,688	0.96%

Health Care Providers & Services
2,020	Service Corp. International *	12,544
3,390	Tenet Healthcare Corporation *	36,578
		49,122	3.70%

Household Durables
590	American Greetings Corp. A Shares	14,821
530	Newell Rubbermaid Inc.	10,621
710	Tupperware Corporation	12,056
		37,498	2.82%

IT Services
2,500	Electronic Data Systems Corp	48,475
2,340	Unisys Corp. *	24,149
		72,624	5.47%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  6

Sycuan US Value Fund

		Schedule of Investments
		September 30, 2004

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Insurance
430	Loews Corp	25,155
950	Phoenix Companies Inc.	9,899
2,700	Unum Provident Corp	42,363
		77,417	5.83%

Multi-Utilities
920	Duke Energy Corporation	21,059	1.59%

Multiline Retail
650	May Department Stores Co.	16,660	1.26%

Office Electronics
1,960	Xerox Corporation *	27,597	2.08%

Oil & Gas
410	Ashland	22,993
4,580	El Paso Corporation	42,090
		65,083	4.90%

Pharmaceuticals
2,240	Bristol -Myers Squibb Co.	53,021
1,000	Merck & Co.	33,000
360	Pfizer Inc.	11,016
2,890	Schering-Plough Corp	55,083
520	Wyeth	19,448
		171,568	12.92%

Semiconductors & Equipment
3,330	Micron Technology *	40,060	3.02%

Specialty Retail
1,620	Toys R Us *	28,739	2.17%

Tobacco
882	Altria	41,489
230	Reynolds American	15,649
530	UST, Inc.	21,338
		78,476	5.91%

Total for Common Stock (Cost $1,351,968)		1,300,012	97.94%

Cash Equivalents
45,043	First American Treasury Obligation Fund Cl S .99% **	45,043	3.39%

	Total Investments	1,345,055	101.33%
	(Identified Cost - $1,397,011)

	Liabilities in Excess of Other Assets	(17,666)	-1.33%

	Net Assets	$ 1,327,389	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  7

Sycuan US Value Fund

Statement of Assets and Liabilities
September 30, 2004

Assets:
Investment Securities at Market Value	$ 1,345,055
(Identified Cost - $1,397,011)
Cash	291
Receivables:
Dividends and Interest	2,708
Total Assets	1,348,054
Liabilities
Management Fees Payable	1,648
Payable for Securites Purchased	19,017
Total Liabilities	20,665
Net Assets	$ 1,327,389
Net Assets Consist of:
Capital Paid In	1,353,142
Accumulated Undistributed Net Investment Income	6,742
Realized Gain (Loss) on Investments - Net	19,461
Unrealized Appreciation(Depreciation) in Value
of Investments Based on Identified Cost - Net	(51,956)
Net Assets, for 118,422 Shares Outstanding	$ 1,327,389
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($1,327,389/118,422 shares)	$ 11.21

Statement of Operations
For the period October 10, 2003 (commencement of operations)
through September 30, 2004
Investment Income:
Dividends	$ 18,579
Interest	142
Total Investment Income	18,721
Expenses: (Note 3)
Management Fees	11,829
Total Expenses	11,829

Net Investment Income	6,892

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	19,461
Net Change In Unrealized Appreciation (Depreciation) on Investments	(51,956)
Net Realized and Unrealized Gain (Loss) on Investments	(32,495)

Net Increase (Decrease) in Net Assets from Operations	$ (25,603)

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  8

Sycuan US Value Fund

Statement of Changes in Net Assets
	10/10/2003 *
	to
	9/30/2004
From Operations:
Net Investment Income	$ 6,892
Net Realized Gain (Loss) on Investments	19,461
Net Change In Unrealized Appreciation (Depreciation)	(51,956)
Increase (Decrease) in Net Assets from Operations	(25,603)
From Distributions to Shareholders:
Net Investment Income	(150)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(150)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,252,992
Net Asset Value of Shares Issued on Reinvestment of Distributions	150
Cost of Shares Redeemed	0
Net Increase (Decrease) from Shareholder Activity	1,253,142

Net Increase (Decrease) in Net Assets	1,227,389

Net Assets at Beginning of Period	100,000
Net Assets at End of Period (including accumulated undistributed	$ 1,327,389
net investment income of $6,742)

Share Transactions:
Issued	108,409
Reinvested	14
Redeemed	-
Net increase (decrease) in shares	108,422
Shares outstanding beginning of period	10,000
Shares outstanding end of period	118,422

Financial Highlights
Selected data for a share outstanding throughout the period:	10/10/2003 *
	to
	9/30/2004
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income/(Loss) ***	0.10
Net Gains or Losses on Securities ******
(realized and unrealized)	1.12
Total from Investment Operations	1.22

Distributions (From Net Investment Income)	(0.01)
Distributions (From Capital Gains)	0.00
Total Distributions	$ (0.01)

Net Asset Value -
End of Period	$ 11.21
Total Return*****	12.23%	****
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,327

Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Income to Average Net Assets	0.87%	**
Portfolio Turnover Rate	29.48%	**

* commencement of operations
** annualized
*** based on average daily net assets
**** not annualized
***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.
****** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period.
It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  9

NOTES TO FINANCIAL STATEMENTS

SYCUAN US VALUE FUND

September 30, 2004

1.) ORGANIZATION

Sycuan US Value Fund (the "Fund") is a non-diversified series of the Sycuan Funds (the "Trust"), and is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Trust was organized in Ohio as a business trust on July 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, the Fund is the only series authorized by the Trust.  The Fund commenced operations on October 10, 2003.  The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Sub-Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING:  The Fund records security transactions based on a trade date.  Dividend income  is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions

2004 Annual Report  10

Notes to the Financial Statements - continued

over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Sycuan Capital Management, Inc. (the “Adviser”).  For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  As a result of the above calculation, from the inception of the Fund on October 10, 2003 through the fiscal year ended September 30, 2004, the Adviser earned management fees totaling $11,829 of which $1,648 is still due to the Adviser. Certain officers and directors of Sycuan Capital Management, Inc. are also officers and trustees of the Fund.

The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses.

The Adviser has engaged Brandes Investment Partners, L.L.C. ("Brandes" or the “Sub-Adviser”) to act as the investment sub-adviser of the Fund. The Adviser pays Brandes compensation at the annual rate of 0.50% of the Fund's average daily net assets.

4.) INVESTMENTS

For the period of October 10, 2003 (commencement of operations) through September 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,564,586 and $232,080  respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at fiscal year ended September 30, 2004 was $1,397,011.  At September 30, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                 (Depreciation)

               Net Appreciation (Depreciation)

   $49,858                        ($101,814)                                         ($51,956)

There were no book to tax differences for the current year.

5.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2004, Sycuan Tribal Development Corporation, which is affiliated with the Adviser, held, in aggregate, 95.96% of the Fund and thus may be deemed to control the Fund.

6.) CAPITAL SHARES

At September 30, 2004 an indefinite number of no par value shares of beneficial interest were authorized. 118,422 shares were issued and outstanding and paid in capital was $1,353,142.

2004 Annual Report  11

Notes to the Financial Statements - continued

7.) DISTRIBUTABLE EARNINGS

On December 26, 2003 a distribution of $0.0131 per share was declared.  The dividend was paid on December 29, 2003 to shareholders of record on December 26, 2003.

The tax character of distributions paid during the period of October 10, 2003 (commencement of operations) through September 30, 2004 was as follows:

Distributions paid from

Ordinary Income:                              $        150

Short-term Capital Gain                                  0

Long-term Capital Gain                                   0

                                                      $         150

As of September 30, 2004 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income:                              $        6,742

Undistributed Long-term Capital Gain                              19,461

Unrealized Appreciation (Depreciation)                          (51,956)

                                                                          $      (25,753)

There are no book to tax differences in the current period.

8.) CHANGE IN ACCOUNTANTS

On February 6, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy”) notified the Fund of its intention to resign as the Fund’s independent auditors upon selection of replacement auditors.

On May 12, 2004, the Fund’s Audit Committee and Board of Trustees selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy as the Fund’s auditors for the fiscal year ending September 30, 2004, to be effective upon the resignation of McCurdy.

On May, 24, 2004, upon receipt of notice that Cohen was selected as the Fund’s auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s report on the Sycuan Fund’s financial statement as of October 6, 2003 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the period October 6, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods.

2004 Annual Report  12

PROXY VOTING GUIDELINES (Unaudited)

Sycuan Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.sycuanfunds.com . It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number(1-888-899-8344). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Cohen McCurdy

            Cohen McCurdy, Ldd.

Certified Public Accountants

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

440.835.8500

440.835.1093

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Sycuan US Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sycuan US Value Fund as of September 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the period October 10, 2003 (commencement of operations) to September 30, 2004.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of September 30, 2004 by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in  all material respects, the financial position of Sycuan US Value Fund as of September 30, 2004,  the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

November 12, 2004

2004 Annual Report  13

TRUSTEES AND OFFICERS

Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address (1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Henry R. Murphy, Year of Birth: 1935	President and Trustee	Since 2003	Councilman, Sycuan Band of the Kumeyaay Nation (2003 to current). Sycuan Fire Chief (1975 to current).	1	None
John N. Tang, Year of Birth: 1951	Secretary and Trustee	Since 2003	President, Sycuan Tribal Development Corporation (1992 to current).	1	None
Jeffrey R. Provence, Year of Birth: 1969	Treasurer and Trustee	Since 2003	CEO, Premier Fund Solutions, Inc. (2001-Present). General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current).	1	Blue Chip Investor Funds, Private Asset Management Funds, Wireless Fund

(1)The address, of each trustee and officer is c/o Sycuan Funds, 3007 Dehesa Road, El Cajon, CA 92019. Each of

the above persons is considered an “interested person” of the Trust, as defined in Section 2(a)(19) of the

Investment Company Act of 1940, because he is a director and officer of the Adviser.

Name, Address(2), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
DeWitt F. Bowman, C.F.A. Date of Birth: 1930	Trustee	Since 2003	Principal, Pension Investment Consulting, since 1994. Interim Treasurer to the Regents and Vice President for Investments – University of California from 2000 to 2001. Formerly Chief Investment Officer of the California Public Employees Retirement System (1989 to 1994). Director of Forward Funds (2000 to present).	1
Allen C. Brown, Year of Birth: 1943	Trustee	Since 2003	Co-owner of Stebleton & Brown (1994 to current). Estate planning and business attorney (1970 to current).	1	Blue Chip Investor Funds
George Cossolias, CPA Year of Birth: 1935	Trustee	Since 2003	Owner of George Cossolias & Company, CPAs (1972 to current). President Lubrication Specialists, Inc. (1996 to current).	1	Bleu Chip Investor Funds, Temecula Valley Bancorp Inc., Wireless Fund
Mary L. Van Nostrand Yaer of Birth: 1960	Trustee	Since 2003	Self-Employed Investment Consultant (1992 to current). Owner, Registered Investment Advisory VanNostrand & Associates (2004 to Present).	1	None

          (2)The address of each trustee is c/o Sycuan Funds, 3007 Dehesa Road, El Cajon, CA 92019.

2004 Annual Report  14

Board of Trustees

DeWitt F. Bowman, C.F.A.

Allen C. Brown

George Cossolias, CPA

Henry R. Murphy

Jeffrey R. Provence

John N. Tang

Mary L. VanNostrand

Investment Adviser

Sycuan Capital Management, Inc.

Investment Sub-Adviser

Brandes Investment Partners, LLC

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Sycuan US Value Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee financial Expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 09/30/04	FYE 09/30/03
Audit Fees	$11,500	$1,400
Audit-Related Fees	$0	$0
Tax Fees	$650	$0
All Other Fees	$720	$0

Nature of Tax Fees: preparation of tax statements.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 09/30/04	FYE 09/30/03
Registrant	$1,370	$0
Registrant’s Investment Adviser	$0	$0

(h)  Not applicable. The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the elevation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal; control over financial reporting.

Item 11.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sycuan Funds

By : /s/ Henry Murphy

Henry Murphy

President

Date                           12/6/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Henry Murphy

Henry Murphy

President

Date                           12/6/04

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date                           12/6/04